[GRAPHIC OMITTED]
FIRST OPPORTUNITY FUND, INC.                                  2344 Spruce Street
                                                                         Suite A
                                                        Boulder, Colorado  80302
                                                    www.firstopportunityfund.com
                                                                  [303] 444-5483
                                                             Fax  [303] 245.0420


                                  June 15, 2009


VIA EMAIL AND FEDERAL EXPRESS

Vincent J. Di Stefano, Esq.
Senior Counsel
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re: First Opportunity Fund, Inc. (the "Fund")


Dear Mr. Di Stefano:

     This letter is in regard to the Form Pre 14A filed by the Fund on June 5, 2009 (the "Proxy Statement") and responds to the comments conveyed by you during our telephone conversation on June 11, 2009. Following are responses to each of the items discussed during our conversation with a brief heading/summary of the comment made by you. Capitalized terms in this response letter not otherwise defined will have the meaning ascribed to such term in the Proxy Statement. Additionally, during our conversation, you noted that the comments you provided for one section may apply to other sections; accordingly we have updated what we believe to be the relevant sections of the Proxy Statement based on the comments provided and the responses thereto.

     By courier and email we will provide a redline of the revised Proxy Statement so that you can easily see the changes made.

     1. Explain why the Restructuring, with Wellington Management serving as a sub-adviser to the Fund while at the same time acting as the adviser to a WHM Hedge Fund investee, does not violate the prohibited transactions provisions of
Section 17 of the 1940 Act.

     Under Section 2(a)(3)(E) of the Investment Company Act of 1940, as amended (the "1940 Act"), an investment adviser (including any sub-adviser) to a registered investment company (a "fund") is an "affiliated person" of the fund. Generally, Section 17(a) under the 1940 Act prohibits an affiliated person (or a second-tier affiliate) of a fund, when acting as principal, from buying property from or selling property to the fund. However, Rule 17a-10 under the 1940 Act provides that a person that is prohibited by Section 17(a) of the 1940 Act from entering into a transaction with a fund solely because such person is, or is an affiliated person of, a sub-adviser of the fund, or a sub-adviser of a fund that is under common control with the fund, may nonetheless enter into such transaction, subject to the following two conditions:

     1. The person is not, and is not an affiliated person of, an investment adviser responsible for providing advice with respect to the portion of the fund for which the transaction is entered into, or of any promoter, underwriter, officer, director, member of an advisory board, or employee of the fund; and

     2. The advisory contracts of the sub-adviser that is (or whose affiliated person is) entering into the transaction, and any sub-adviser that is advising the fund (or portion of the fund) entering into the transaction:

          a.  Prohibit  them  from   consulting   with  each  other   concerning
     transactions for the fund in securities or other assets; and

          b. If both such sub-advisers are responsible for providing investment advice to the fund, limit the sub-advisers' responsibility in providing advice with respect to a discrete portion of the fund's portfolio.

     The proposing and adopting releases for Rule 17a-10 indicate that the Rule may be relied upon to permit an affiliate of a fund's sub-adviser to enter into a transaction with the portion of the fund advised by a primary adviser to the fund. In such cases, the releases make clear that the contractual provisions required by the second condition described above are not required to be included in the agreements of the sub-adviser and the primary adviser. In the SEC's release proposing Rule 17a-10, the SEC staff noted that application of such a condition could interfere with the primary adviser's duty to supervise the performance of the sub-adviser. Accordingly, under the Rule a sub-adviser and its affiliated persons are able to enter into affiliated transactions and arrangements with a fund (or portion of a fund) advised by the primary adviser so long as the first condition described above is satisfied. Nevertheless, the primary adviser, as a fiduciary to the fund, could not lawfully collaborate with sub-adviser for the purpose of overreaching the fund.

     The proposing and adopting releases for Rule 17a-10 also make clear that the Rule's conditions are designed to limit the Rule's exemption to those transactions in which the sub-adviser has no incentive or ability to influence the investment decisions made on behalf of the fund or portion of the fund that participates in the transaction. We believe the Fund could rely on Rule 17a-10 to invest in the WHM Hedge Funds if Wellington Management were a sub-adviser to the Fund, provided that Wellington Management does not provide any advice on investments by the Fund in any of the WHM Funds and the New Advisers and Wellington Management refrain from consulting with each other with respect to any of the Fund's other security transactions after the effective date of the Restructuring. Under the terms of the Restructuring, hiring Wellington Management as a sub-adviser would not be a condition of investing, either precedent or subsequent, to investing in the WHM Hedge Funds. The retention of Wellington Management as a sub-adviser will be for a limited period of time (two years from the effective date of the Restructuring) based on its superior knowledge of, and the New Adviser's lack of familiarity with, the small and mid-cap holdings in the Fund. Wellington Management's role will be limited to holding or selling these holdings and assisting the New Advisers in gaining knowledge of these holdings. Any proceeds from the sale of Legacy Holdings will be made available to the New Advisers to manage. Any investment decision to invest the Fund's assets in the WHM Hedge Funds would be made in the sole discretion of the New Advisers. In addition, as noted in the proxy statement, the New Advisers would not, consistent with their fiduciary duties to the Fund, collaborate with Wellington Management with respect to making any specific securities transactions involving the Fund. Further, although not technically required by the Rule, Wellington Management's sub-advisory agreement will include provisions that make clear that Wellington Management would not have any investment discretion over the portion of the Fund's assets which it does not advise and would not restrict the Fund in any way from freely investing in or withdrawing from the WHM Hedge Funds or otherwise affect the decision-making with respect to this portion of the Fund's portfolio.

     As described in the Proxy Statement, each of the New Advisers, on one hand, and Wellington Management, on the other hand, would be allocated discrete portions of the Fund's assets to manage in its sole discretion, without consulting with Wellington Management or the New Advisers, respectively, with respect to any particular securities transactions. Wellington Management would not have any investment discretion over the portion of the Fund's assets which it does not advise and would not in any way restrict the Fund from freely investing in or withdrawing from the WHM Hedge Funds or otherwise affect the decision-making with respect to this portion of the Fund's portfolio. However, routine reporting by Wellington Management with respect to its portion of the Fund's assets, as well as the New Advisers' continued monitoring and oversight of Wellington Management as a sub-adviser, consistent with the New Advisers' duty to supervise the performance of Wellington Management, would not only be permitted but would be required.

     Under the proposed Sub-advisory Agreement, Wellington Management would be responsible for managing solely the Legacy Holdings, a discrete portion of the Fund's current assets with respect to which it has experience and familiarity, for a period no longer than two years after the effective date of the Restructuring. Under the terms of the Sub-Advisory Agreement, Wellington Management would be responsible for managing the Legacy Holdings with a view towards continuing to hold the securities, selling them in its discretion and assisting the New Advisers in gaining familiarity with the issues of the Legacy Holdings. Wellington Management would have no authority to purchase securities in its discrete portion of the Fund and proceeds from the sale of Legacy Holdings would be made available to the New Advisers to manage.

     The issues raised by Section 17 were carefully considered by counsel to the Fund and the Independent Directors, counsel to the New Advisers, and discussed with counsel to Wellington Management. The Section 17 issues and certain questions raised by counsel to Wellington Management were evaluated in separate memoranda from counsel to the Fund and the Independent Directors sent to the Board to use in evaluating the Restructuring prior to its approval by the Board and recommendation by the Board of such approval to the Fund's stockholders.

     2. Disclose explicitly why there is a co-advisory arrangement as it seems that stockholders would pay more in advisory fees given this structure. We have added a new Question 4 ("Why are there two co-advisers?") which provides disclosure regarding the background of and rationale for the co-advisory arrangement. Notably, the specifics of the co-advisory arrangement (e.g., the division of fees between the New Advisers) are also discussed under "Proposals 1 and 2 - The Advisory Agreements".

     3. The blanks and tables in the Proxy Statement need to be completed. The revised and resubmitted Proxy Statement has substantially all of the blanks and tables completed. Notably, the added information should provide clarification on the economic impact that the Restructuring will have on the Fund's stockholders.

     4. Revise Question 13 (Now Question 14) so that it follows plain English rules. In the resubmitted Proxy Statement we have revised and reformatted Question 13 (now Question 14 after addition of Question 4 as discussed above). In addition, the summary list of risk factors has been changed to bullet points.

     5. Is there disclosure in the Proxy Statement regarding the likelihood that, if the Fund eliminates its concentration policy in the financial services industry, there will still be significant concentration exposure to such industry by virtue of the Fund's investment in the WHM Hedge Funds? Disclosure to this effect occurs in various parts of the Proxy Statement:

Under Proposals 1 and 2 ("Risks and Special Considerations Associated with the Restructuring Proposals - Fluctuations in Value") the Proxy Statement indicates:

     To the extent that the portfolio of a Hedge Fund is concentrated in securities of a single issuer or issuers in a single industry or market, the risk of the Fund's investment in that Hedge Fund will be increased.

In the same section, under the sub-heading "Concentration" the Proxy Statement states:

     It is possible that, at any given time, the assets of Hedge Funds in which the Fund has invested will have investments in a single industry or group of related industries that when combined with the direct holdings of the Fund in the same industry or group of industries might constitute 25% or more of the value of the Fund's total assets. Because these circumstances may arise, the Fund is subject to greater investment risk to the extent that a significant portion of its assets may at some times be invested, directly or indirectly through Hedge Funds in which it invests, in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors. Hedge Funds are not generally required to provide current information regarding their investments to their investors (including the Fund). Thus, the Fund and the New Advisers may not be able to determine at any given time whether or the extent to which Hedge Funds, in the aggregate, have invested 25% or more of their combined assets in any particular industry or group of related industries.

     If the stockholders of the Fund approve the Restructuring, including Proposal 4, the Fund would likely be concentrated in the securities of financial services companies immediately following the Effective Date, as a result of the current effectiveness of the Concentration Policy. However, the New Advisers would seek to reduce the Fund's holdings in financial services companies to below 25% of the Fund's assets in as prompt and prudent manner possible.

Finally, under Proposal 4 ("Reason for this Proposal") (third paragraph) the Proxy Statement states:

     If the Concentration Policy is eliminated under Proposal 4, going forward, the Fund would be precluded from investing more than 25% of its assets in the financial services or any other industry. However, the Fund would likely be concentrated in the securities of financial services companies immediately following the Effective Date as a result of the current effectiveness of the Concentration Policy. The New Advisers would seek to reduce the Fund's holdings in financial services companies to below 25% of the Fund's assets in a prudent manner consistent with elimination of the Concentration Policy. As discussed, if the Restructuring Proposals are approved by stockholders, the New Advisers expect to invest significantly in the WHM Hedge Funds, which have significant exposure to the financial services sector. However, the Fund will not "look through" its investments in the WHM Hedge Funds to underlying portfolio holdings in financial services companies in determining whether the Fund exceeds the 25% maximum concentration threshold contemplated under this Proposal. The Fund could therefore become indirectly concentrated in financial services companies by virtue of the investments by the WHM Hedge Funds in such investments. (emphasis added)

Also, we have added disclosure to this effect in the Q&A under Question 10.

     6.  Who  are the  representatives  of the  Fund  who  met  with  Wellington
Management in October 2008? Indicate who was involved in the development and analysis of the Restructuring. Joel Looney, the Fund's chairman, and I, the Fund's president, met with Wellington Management in October 2008.

     As described in the proxy statement, Wellington Management has managed the Fund since its inception in 1986. Over this term of management, the Fund has significantly outperformed its peer groups and the relevant indices. However, at the Board's request in conjunction with the Board's annual consideration of Wellington Management's investment advisory contract, for a number of years Wellington Management has provided the investment returns of Bay Pond Partners, L.P. ("Bay Pond"), one of the WHM Hedge Funds, which is sponsored by an affiliate of Wellington Management, Wellington Hedge Management LLC, and managed by Wellington Management and the Fund's current portfolio manager. Bay Pond has consistently outperformed the Fund, leading the Board to make inquiries of Wellington Management regarding the reasons why funds with the same portfolio manager and significant investments in the financial services sector would have different investment results. Through this process, the Board became familiar with hedge funds generally and certain WHM Hedge Funds in particular.

     During the past several years, in response to material changes in the financial services industry since the Fund's inception, the Board has reviewed a number of options to seek to improve the risk-adjusted return of the Fund by initially removing certain non-fundamental investment restrictions. The Proxy Statement includes a description of certain efforts undertaken by management of the Fund and Wellington Management to identify unnecessary investment restrictions and streamline the Fund to provide Wellington Management with additional investment flexibility to take advantage of investment opportunities, which ultimately resulted in changing the name of the Fund to eliminate the term "Financial", changing the investment objective to "total return" and changing the Fund from a "diversified" to a "non-diversified" investment company.

     Even with the implementation of these changes, because the Fund is subject to regulatory constraints that limit its investment flexibility compared with hedge funds, the Board believes the Fund has been unable to take full advantage of the talents of Wellington Management and its investment personnel. Therefore, the Board, at the urging of its independent Chairman, initiated discussions regarding potential restructuring of the Fund by requesting the officers of the Fund to determine whether it was possible for the Fund to invest in hedge funds, including the WHM Hedge Funds, as a means of potentially improving the Fund's risk-adjusted returns. The officers of the Fund worked with counsel to the Fund and the Independent Directors to develop and analyze the Restructuring plan (i.e., the Board replacing Wellington Management with the New Advisers as the primary advisers). Wellington Management was consulted by the officers of the Fund and counsel for the Fund and the Independent Directors solely to discuss the feasibility and certain technical, operational and legal issues in connection with direct investments by the Fund in the WHM Hedge Funds, and to inform the officers whether certain WHM Hedge Funds would accept investments by the Fund and whether it would be willing to serve in a sub-advisory role with respect to the Fund. Wellington Management has formally recused itself from advising the Board and stockholders regarding the Restructuring plan. As described in the Proxy Statement, at a meeting held on April 24, 2009, the Board, by unanimous vote (including a separate vote of the Independent Directors), approved, among other things, the Advisory Agreements with the New Advisers and the Sub-Advisory Agreement with Wellington Management and recommended they be submitted to stockholders for approval.

     7. Under Proposals 1 and 2 - "Risks and Special Considerations Associated with the Restructuring Proposals - Risks Related to Types of Investments and Investment Strategies" you have asked that we apply plain English rules and better describe the risks related to the types of investment and investment strategies to be used by the Fund. We have revised and reformatted the paragraph "Risks Related to Types of Investments and Investment Strategies". Note that this paragraph is intended to be a summary, whereas the specific risks associated with the investments made and techniques and strategies used by Hedge Funds are discussed separately and in detail below under the heading: "Risks Associated with Investments by Hedge Funds".

     8. Under Proposals 1 and 2 - "Risks and Special Considerations Associated with the Restructuring Proposals - Hedge Fund Strategy Risk" you have asked that we apply plain English rules and better describe the risks related to the types of investment and investment strategies used by Hedge Funds. As discussed in
Item 7 above, we have revised and reformatted the paragraph "Hedge Fund Strategy Risk". Note that, like the paragraph described above, this paragraph is intended to be a summary, whereas the specific risks associated with Hedge Fund strategies are discussed separately and in detail below under the heading:
"Risks Associated with Investments by Hedge Funds".

     9. Under Proposals 1 and 2 - Risks and Special Considerations Associated with the Restructuring Proposals - Multiple Fees and Expenses" you mentioned that you would reserve your comments pending our "filling in the blanks" as discussed in Item 3 above. We believe that all relevant blanks have been completed.

     We acknowledge on behalf of the Fund that: (i) the Fund is responsible for the adequacy and accuracy of the disclosure in this filing; (ii) SEC staff comments regarding this filing or changes to disclosure in response to SEC staff comments regarding this filing reviewed by the SEC staff do not foreclose the Commission from taking any action with respect to this filing; and (iii) the Fund may not assert SEC staff comments as a defense in any proceeding initiated by the Commission or by any person under the federal securities laws of the United States.

     If you have questions regarding the resubmitted Proxy Statement or this response letter, please feel free to contact either Arthur Zwickel at Paul, Hastings, Janofsky & Walker LLP, counsel to the Fund and the Independent Directors, at 213-683-6161, or my colleague in Boulder, Joel Terwilliger, at 303-442-2156. I will be traveling and unavailable during the week of June 15, 2009.



                                                  Sincerely,

                                                  /s/ Stephen C. Miller

                                                  Stephen C. Miller

                                                  President and General Counsel



Cc: Arthur L. Zwickel, Esq., Paul, Hastings, Janofsky, and Walker LLP The Board of Directors of First Opportunity Fund, Inc.
     Rocky Mountain  Advisers,  LLC
     Stewart Investment Advisers